UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4489

                      (Investment Company Act File Number)


                      Federated U.S. Government Bond Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  8/31/08


               Date of Reporting Period:  Quarter ended 11/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  U.S. TREASURY-45.0%
                  U.S. TREASURY BONDS-45.0%
  $ 4,000,000     9.000%, 11/15/2018                                                                                   $   5,705,124
    4,000,000     8.125%, 8/15/2019                                                                                        5,443,448
    4,000,000   1 8.750%, 5/15/2020                                                                                        5,738,770
    2,000,000   2 8.000%, 11/15/2021                                                                                       2,766,956
    3,000,000     6.875%, 8/15/2025                                                                                        3,898,904
    3,400,000     6.125%, 11/15/2027                                                                                       4,163,376
    7,000,000   1 PO STRIP 0.000%, 8/15/2021                                                                               3,795,581
                     TOTAL U.S. TREASURY                                                                                  31,512,159
                     (IDENTIFIED COST $26,467,057)
                  GOVERNMENT AGENCIES--45.8%
                  FEDERAL HOME LOAN BANK SYSTEM--18.8%
    5,000,000     5.500%, 7/20/2020                                                                                        4,965,751
    1,750,000     5.500%, 7/15/2036                                                                                        1,874,432
    5,000,000     7.125%, 2/15/2030                                                                                        6,322,441
                     TOTAL                                                                                                13,162,624
                  FEDERAL HOME LOAN MORTGAGE CORPORATION-5.0%
    3,500,000     5.625%, 11/23/2035                                                                                       3,470,813
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--22.0%
    3,000,000     5.125%, 4/15/2011                                                                                        3,120,583
    4,500,000     6.250%, 5/15/2029                                                                                        5,214,796
    2,000,000     6.625%, 11/15/2030                                                                                       2,435,055
    3,600,000     7.250%, 5/15/2030                                                                                        4,673,811
                     TOTAL                                                                                                15,444,245
                     TOTAL GOVERNMENT AGENCIES                                                                            32,077,682
                     (IDENTIFIED COST $30,338,403)
                  REPURCHASE AGREEMENTS-14.3%
    6,554,000     Interest in $1,095,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which BNP            6,554,000
                  Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $1,095,423,400 on 12/3/2007. The market value of the underlying securities at the end of the period was $1,122,501,930.
    3,497,000     Interest in $4,000,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which ING            3,497,000
                  Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 11/1/2047 for $4,001,546,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $4,082,707,771 (purchased with proceeds from securities lending collateral).
                     TOTAL REPURCHASE AGREEMENTS                                                                          10,051,000
                     (AT AMORTIZED COST)
                     TOTAL INVESTMENTS --- 105.1%                                                                         73,640,841
                     (IDENTIFIED COST $66,856,460)3
                     OTHER ASSETS AND LIABILITIES --- NET --- (5.1)%                                                     (3,584,276)
                     TOTAL NET ASSETS --- 100%                                                                         $  70,056,565

    At November 30, 2007, the Fund had the following outstanding futures contracts:
                                                                                                                        UNREALIZED
                                                      NUMBER OF          NOTIONAL VALUE                              APPRECIATION/
    DESCRIPTION                                       CONTRACTS                             EXPIRATION DATE         (DEPRECIATION)
    4U.S. Treasury Bond Long Futures                  120                $14,062,500        March 2008                   $(58,555)
    4U.S. Treasury Notes 10-Year Short Futures        60                 $6,792,188         March 2008                  $    4,004
    NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS                                                                     $(54,551)


1 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

     As of November 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED        MARKET VALUE OF COLLATERAL
     $3,411,611                               $3,497,000

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3 At November 30, 2007, the cost of investments for federal tax purposes was $66,856,460. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $6,784,381. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,824,964 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,583.

4    Non-income producing securities.


    Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

      The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

      The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

      The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED U.S. GOVERNMENT BOND FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JANUARY 23, 2008


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008